LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease
SCHEDULE OF OPERATING LEASE LIABILITIES

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2023	December 31, 2022
Operating Leases
Operating lease right-of-use assets	$457,793	$999,285

Operating lease liabilities – current	$439,959	$883,583
Operating lease liability – non-current	158,069	194,725
Total operating lease liabilities	$598,028	$1,078,308

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$999,285	$2,049,775

Operating lease liabilities – current	$883,583	$848,230
Operating lease liability – non-current	194,725	1,138,710
Total operating lease liabilities	$1,078,308	$1,986,940

SCHEDULE OF OPERATING LEASE EXPENSES

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2023	2022
Operating lease expenses	$200,716	$183,051

	Nine Months Ended September 30,
	2023	2022
Operating lease expenses	$618,085	$632,496

The following provides details of the Company’s lease expenses:
	Years Ended December 31,
	2022	2021
Operating lease expenses	$837,425	$411,607

SCHEDULE OF OTHER INFORMATION RELATED LEASES

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2023	2022
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$500,056	525,979

Weighted Average Remaining Lease Term:
Operating leases	1.26 years	1.65 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Other information related to leases is presented below:

	Years Ended December 31,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$710,865	$473,508

Weighted Average Remaining Lease Term:
Operating leases	1.45 years	2.32 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023 (excluding the nine months ended September 30, 2023)	$354,246
2024	130,992
2025	79,844
2026	36,366
2027	8,224
Thereafter	3,427
Total lease payments	613,099
Less: imputed interest	(15,071)
Total lease liabilities	598,028
Less: current portion	(439,959)
Lease liabilities – non-current portion	$158,069

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023	$899,044
2024	127,361
2025	53,196
2026	22,433
Total lease payments	1,102,034
Less: imputed interest	(23,726)
Total lease liabilities	1,078,308
Less: current portion	(883,583)
Lease liabilities – non-current portion	$194,725